Note 14 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 14 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date [Line Items]
Outstanding, shares (in Shares)	31,949	46,451	58,581
Outstanding, average exercise price	$ 25.03	$ 27.90	$ 28.38
Exercisable, shares (in Shares)	31,949	46,451
Exercisable, average exercise price	$ 25.03	$ 27.90
Granted December 10, 2006 [Member]
Note 14 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date [Line Items]
Exercise price	$ 40.24
Outstanding, shares (in Shares)	2,625
Outstanding, contractual average life	343 days
Outstanding, average exercise price	$ 40.24
Exercisable, shares (in Shares)	2,625
Exercisable, average exercise price	$ 40.24
Granted May 16, 2007 [Member]
Note 14 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date [Line Items]
Exercise price	$ 37.48
Outstanding, shares (in Shares)	1,337
Outstanding, contractual average life	1 year 135 days
Outstanding, average exercise price	$ 37.48
Exercisable, shares (in Shares)	1,337
Exercisable, average exercise price	$ 37.48
Granted December 10, 2007 [Member]
Note 14 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date [Line Items]
Exercise price	$ 37.00
Outstanding, shares (in Shares)	1,950
Outstanding, contractual average life	1 year 343 days
Outstanding, average exercise price	$ 37.00
Exercisable, shares (in Shares)	1,950
Exercisable, average exercise price	$ 37.00
Granted January 2, 2008 [Member]
Note 14 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date [Line Items]
Exercise price	$ 36.25
Outstanding, shares (in Shares)	1,337
Outstanding, contractual average life	2 years
Outstanding, average exercise price	$ 36.25
Exercisable, shares (in Shares)	1,337
Exercisable, average exercise price	$ 36.25
Granted November 10, 2008 [Member]
Note 14 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date [Line Items]
Exercise price	$ 23.00
Outstanding, shares (in Shares)	16,500
Outstanding, contractual average life	2 years 313 days
Outstanding, average exercise price	$ 23.00
Exercisable, shares (in Shares)	16,500
Exercisable, average exercise price	$ 23.00
Granted May 9, 2011 [Member]
Note 14 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date [Line Items]
Exercise price	$ 17.55
Outstanding, shares (in Shares)	8,200
Outstanding, contractual average life	5 years 127 days
Outstanding, average exercise price	$ 17.55
Exercisable, shares (in Shares)	8,200
Exercisable, average exercise price	$ 17.55